Portfolio of Investments
Columbia Small Cap Index Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 2.2%
Diversified Telecommunication Services 0.9%
ATN International, Inc.	44,389	1,696,104
Cogent Communications Holdings, Inc.	172,034	12,890,507
Consolidated Communications Holdings, Inc.(a)	292,344	2,198,427
Vonage Holdings Corp.(a)	1,021,332	21,059,866
Total		37,844,904
Entertainment 0.2%
Cinemark Holdings, Inc.(a)	431,753	6,700,806
Marcus Corp. (The)(a)	88,659	1,548,873
Total		8,249,679
Interactive Media & Services 0.1%
QuinStreet, Inc.(a)	200,043	3,062,658
Media 0.9%
AMC Networks, Inc., Class A(a)	118,390	4,571,038
EW Scripps Co. (The), Class A	231,689	4,293,197
Gannett Co, Inc.(a)	578,346	2,955,348
Loyalty Ventures, Inc.(a)	80,709	2,316,348
Meredith Corp.(a)	164,610	9,711,990
Scholastic Corp.	123,475	4,647,599
TechTarget, Inc.(a)	102,772	9,930,859
Thryv Holdings, Inc.(a)	68,719	2,686,226
Total		41,112,605
Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications Co.	202,620	5,144,522
Total Communication Services		95,414,368
Consumer Discretionary 12.7%
Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.(a)	462,488	4,097,644
Cooper-Standard Holding, Inc.(a)	68,894	1,590,762
Dorman Products, Inc.(a)	116,167	12,892,214
Gentherm, Inc.(a)	134,451	11,354,387
LCI Industries	102,484	15,605,239
Motorcar Parts of America, Inc.(a)	77,532	1,243,613
Standard Motor Products, Inc.	78,397	3,922,986
Total		50,706,845
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.2%
Winnebago Industries, Inc.	136,252	9,840,119
Diversified Consumer Services 0.4%
Adtalem Global Education, Inc.(a)	200,426	5,946,639
American Public Education, Inc.(a)	75,809	1,432,032
Perdoceo Education Corp.(a)	284,199	2,799,360
Strategic Education, Inc.	91,827	4,912,745
WW International, Inc.(a)	215,347	3,622,137
Total		18,712,913
Hotels, Restaurants & Leisure 1.3%
BJ’s Restaurants, Inc.(a)	94,471	2,820,904
Bloomin’ Brands, Inc.(a)	329,260	5,818,024
Brinker International, Inc.(a)	185,531	6,419,373
Cheesecake Factory, Inc. (The)(a)	196,786	7,540,840
Chuy’s Holdings, Inc.(a)	81,093	2,324,125
Dave & Buster’s Entertainment, Inc.(a)	156,234	5,074,480
Dine Brands Global, Inc.(a)	69,653	5,002,478
El Pollo Loco Holdings, Inc.(a)	78,745	993,762
Fiesta Restaurant Group, Inc.(a)	70,819	660,741
Monarch Casino & Resort, Inc.(a)	52,799	3,557,069
Red Robin Gourmet Burgers, Inc.(a)	63,594	1,036,582
Ruth’s Hospitality Group, Inc.(a)	130,387	2,216,579
Shake Shack, Inc., Class A(a)	158,706	11,583,951
Total		55,048,908
Household Durables 2.3%
Cavco Industries, Inc.(a)	34,648	10,307,434
Century Communities, Inc.	120,480	8,562,514
Ethan Allen Interiors, Inc.	88,896	2,000,160
Installed Building Products, Inc.	95,151	12,283,043
iRobot Corp.(a)	113,753	8,634,990
La-Z-Boy, Inc.	183,443	6,125,162
LGI Homes, Inc.(a)	87,848	12,620,244
M/I Homes, Inc.(a)	118,891	6,644,818
MDC Holdings, Inc.	229,105	10,960,383
Meritage Homes Corp.(a)	152,668	17,230,110
Columbia Small Cap Index Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tupperware Brands Corp.(a)	202,324	3,164,347
Universal Electronics, Inc.(a)	54,681	1,979,452
Total		100,512,657
Internet & Direct Marketing Retail 0.4%
Liquidity Services, Inc.(a)	107,788	2,443,554
PetMed Express, Inc.	82,520	2,257,747
Shutterstock, Inc.	95,050	10,836,651
Total		15,537,952
Leisure Products 0.3%
Sturm Ruger & Co., Inc.	71,360	5,115,798
Vista Outdoor, Inc.(a)	232,673	10,160,830
Total		15,276,628
Multiline Retail 1.0%
Big Lots, Inc.	140,469	6,093,545
Macy’s, Inc.	1,264,699	36,043,922
Total		42,137,467
Specialty Retail 4.3%
Aaron’s Co., Inc. (The)	132,497	2,941,433
Abercrombie & Fitch Co., Class A(a)	249,547	8,983,692
America’s Car-Mart, Inc.(a)	25,577	2,510,127
Asbury Automotive Group, Inc.(a)	91,815	15,024,607
Barnes & Noble Education, Inc.(a)	145,862	1,023,951
Bed Bath & Beyond, Inc.(a),(b)	423,825	7,768,712
Boot Barn Holdings, Inc.(a)	119,755	14,650,827
Buckle, Inc. (The)	119,110	5,602,934
Caleres, Inc.	155,243	3,665,287
Cato Corp. (The), Class A	79,402	1,306,163
Chico’s FAS, Inc.(a)	497,180	2,848,841
Children’s Place, Inc. (The)(a)	56,504	4,889,291
Conn’s, Inc.(a)	77,390	1,693,293
Designer Brands, Inc.(a)	248,290	3,396,607
Genesco, Inc.(a)	57,011	3,603,095
Group 1 Automotive, Inc.	73,294	14,274,006
Guess?, Inc.	157,969	3,562,201
Haverty Furniture Companies, Inc.	62,125	1,858,159
Hibbett, Inc.	61,037	4,757,834
Lumber Liquidators Holdings, Inc.(a)	117,934	1,809,108
MarineMax, Inc.(a)	88,181	4,697,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Monro, Inc.	135,875	7,611,718
ODP Corp. (The)(a)	192,469	7,267,629
Rent-A-Center, Inc.	245,262	10,833,223
Sally Beauty Holdings, Inc.(a)	458,376	8,979,586
Shoe Carnival, Inc.	71,269	2,786,618
Signet Jewelers Ltd.	213,577	20,746,870
Sleep Number Corp.(a)	95,793	7,642,366
Sonic Automotive, Inc., Class A	85,475	3,838,682
Zumiez, Inc.(a)	88,866	4,066,508
Total		184,640,770
Textiles, Apparel & Luxury Goods 1.3%
Fossil Group, Inc.(a)	192,425	2,299,479
G-III Apparel Group Ltd.(a)	176,562	5,233,298
Kontoor Brands, Inc.	194,088	10,465,225
Movado Group, Inc.	68,209	3,060,538
Oxford Industries, Inc.	64,395	6,152,298
Steven Madden Ltd.	312,372	14,822,051
Unifi, Inc.(a)	56,236	1,145,527
Vera Bradley, Inc.(a)	103,381	983,153
Wolverine World Wide, Inc.	333,397	10,378,649
Total		54,540,218
Total Consumer Discretionary		546,954,477
Consumer Staples 4.2%
Beverages 0.7%
Celsius Holdings, Inc.(a)	154,019	10,536,440
Coca-Cola Bottling Co. Consolidated	18,823	10,739,839
MGP Ingredients, Inc.	50,765	3,958,655
National Beverage Corp.	94,597	4,913,368
Total		30,148,302
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	125,523	4,265,271
PriceSmart, Inc.	97,369	6,983,305
SpartanNash Co.	146,962	3,516,801
The Chefs’ Warehouse(a)	132,382	4,113,109
United Natural Foods, Inc.(a)	228,513	11,361,666
Total		30,240,152

2	Columbia Small Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.2%
B&G Foods, Inc.	262,881	7,920,604
Calavo Growers, Inc.	71,713	2,907,245
Cal-Maine Foods, Inc.	151,866	5,476,288
Fresh Del Monte Produce, Inc.	134,908	3,340,322
J&J Snack Foods Corp.	60,301	8,235,911
John B. Sanfilippo & Son, Inc.	35,974	2,964,258
Seneca Foods Corp., Class A(a)	26,223	1,119,984
Simply Good Foods Co. (The)(a)	341,801	12,636,383
TreeHouse Foods, Inc.(a)	226,043	8,295,778
Total		52,896,773
Household Products 0.5%
Central Garden & Pet Co.(a)	39,534	1,904,748
Central Garden & Pet Co., Class A(a)	162,868	7,060,328
WD-40 Co.	55,589	12,471,392
Total		21,436,468
Personal Products 0.8%
Edgewell Personal Care Co.	220,455	9,360,519
elf Beauty, Inc.(a)	193,353	5,823,792
Inter Parfums, Inc.	71,886	6,313,748
Medifast, Inc.	47,568	9,786,640
Usana Health Sciences, Inc.(a)	48,692	4,855,566
Total		36,140,265
Tobacco 0.3%
Universal Corp.	99,670	4,641,632
Vector Group Ltd.	530,689	8,246,907
Total		12,888,539
Total Consumer Staples		183,750,499
Energy 4.6%
Energy Equipment & Services 1.2%
Archrock, Inc.	543,465	4,016,206
Bristow Group, Inc.(a)	93,969	2,790,879
Core Laboratories NV	187,883	4,300,642
DMC Global Inc(a)	75,934	2,771,591
Dril-Quip, Inc.(a)	143,681	2,745,744
Helix Energy Solutions Group, Inc.(a)	574,819	1,747,450
Helmerich & Payne, Inc.	437,556	9,823,132
Matrix Service Co.(a)	107,561	934,705
Common Stocks (continued)
Issuer	Shares	Value ($)
Nabors Industries Ltd.(a)	31,418	2,559,310
Oceaneering International, Inc.(a)	404,692	4,326,158
Oil States International, Inc.(a)	248,886	1,259,363
Patterson-UTI Energy, Inc.	766,557	5,411,892
ProPetro Holding Corp.(a)	343,370	2,822,501
RPC, Inc.(a)	288,689	1,163,417
US Silica Holdings, Inc.(a)	303,145	2,940,507
Total		49,613,497
Oil, Gas & Consumable Fuels 3.4%
Callon Petroleum Co.(a)	159,563	8,112,183
Civitas Resources, Inc.	199,701	10,206,718
CONSOL Energy, Inc.(a)	128,639	2,823,626
Dorian LPG Ltd.	112,702	1,387,362
Green Plains, Inc.(a)	217,568	8,409,003
Laredo Petroleum, Inc.(a)	54,744	3,224,422
Matador Resources Co.	445,930	17,511,671
Par Pacific Holdings, Inc.(a)	185,622	2,513,322
PBF Energy, Inc., Class A(a)	385,231	4,826,944
PDC Energy, Inc.	400,090	20,176,539
Range Resources Corp.(a)	1,053,461	20,605,697
Ranger Oil Corp.(a)	62,094	1,671,570
Renewable Energy Group, Inc.(a)	203,715	9,733,503
REX American Resources Corp.(a)	21,383	1,945,853
SM Energy Co.	491,580	14,255,820
Southwestern Energy Co.(a)	2,745,477	12,299,737
Talos Energy, Inc.(a)	166,007	1,655,090
World Fuel Services Corp.	257,516	6,435,325
Total		147,794,385
Total Energy		197,407,882
Financials 18.2%
Banks 9.8%
Allegiance Bancshares, Inc.	76,238	3,082,302
Ameris Bancorp	268,772	13,081,133
Banc of California, Inc.	217,071	4,252,421
BancFirst Corp.	77,112	4,906,637
Bancorp, Inc. (The)(a)	231,238	6,537,098
BankUnited, Inc.	376,411	14,920,932
Banner Corp.	140,117	8,025,902
Berkshire Hills Bancorp, Inc.	198,419	5,299,772

Columbia Small Cap Index Fund | Third Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Brookline Bancorp, Inc.	317,091	4,892,714
Central Pacific Financial Corp.	114,435	3,063,425
City Holding Co.	62,386	4,894,806
Columbia Banking System, Inc.	315,252	10,359,181
Community Bank System, Inc.	218,650	15,449,809
Customers Bancorp, Inc.(a)	120,703	6,957,321
CVB Financial Corp.	518,025	9,899,458
Dime Community Bancshares, Inc.	136,241	4,673,066
Eagle Bancorp, Inc.	129,609	7,303,467
FB Financial Corp.	144,051	6,179,788
First BanCorp	845,521	11,236,974
First BanCorp	139,716	6,208,979
First Commonwealth Financial Corp.	389,051	5,847,437
First Financial Bancorp	388,094	8,926,162
First Hawaiian, Inc.	525,498	13,794,323
First Midwest Bancorp, Inc.	463,510	9,145,052
Great Western Bancorp, Inc.	223,508	7,498,693
Hanmi Financial Corp.	124,484	2,797,155
Heritage Financial Corp.	145,871	3,417,758
Hilltop Holdings, Inc.	253,409	8,623,508
Hope Bancorp, Inc.	498,381	7,151,767
Independent Bank Corp.	192,675	15,232,886
Independent Bank Group, Inc.	150,549	10,452,617
Investors Bancorp, Inc.	913,769	13,606,020
Lakeland Financial Corp.	102,598	7,245,471
National Bank Holdings Corp., Class A	124,905	5,323,451
NBT Bancorp, Inc.	175,738	6,345,899
OFG Bancorp	209,502	5,048,998
Old National Bancorp	672,034	11,868,120
Pacific Premier Bancorp, Inc.	383,828	14,873,335
Park National Corp.	58,963	7,670,497
Preferred Bank	55,783	3,801,611
Renasant Corp.	228,521	8,325,020
S&T Bancorp, Inc.	159,549	4,772,111
Seacoast Banking Corp. of Florida	224,806	7,591,699
ServisFirst Bancshares, Inc.	197,818	15,902,589
Simmons First National Corp., Class A	439,117	12,782,696
Southside Bancshares, Inc.	132,420	5,396,115
Tompkins Financial Corp.	48,407	3,783,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Triumph Bancorp, Inc.(a)	95,729	12,191,088
Trustmark Corp.	253,270	7,752,595
United Community Banks, Inc.	351,297	12,038,948
Veritex Holdings, Inc.	200,832	7,958,972
Westamerica BanCorp	108,948	5,859,223
Total		424,250,492
Capital Markets 1.1%
B Riley Financial, Inc.	64,869	5,022,807
Blucora, Inc.(a)	197,372	3,195,453
BrightSphere Investment Group, Inc.	241,459	7,251,014
Donnelley Financial Solutions, Inc.(a)	119,930	5,603,129
Greenhill & Co., Inc.	58,201	992,909
Piper Sandler Companies	57,962	9,607,201
StoneX Group, Inc.(a)	68,308	3,837,202
Virtus Investment Partners, Inc.	29,169	8,674,277
WisdomTree Investments, Inc.	441,326	2,709,742
Total		46,893,734
Consumer Finance 0.9%
Encore Capital Group, Inc.(a)	122,752	7,161,352
Enova International, Inc.(a)	149,533	5,700,198
Ezcorp, Inc., Class A(a)	215,276	1,593,042
Green Dot Corp., Class A(a)	221,578	7,954,650
LendingTree, Inc.(a)	46,436	5,264,914
PRA Group, Inc.(a)	185,880	7,892,465
World Acceptance Corp.(a)	17,099	3,512,477
Total		39,079,098
Insurance 2.9%
Ambac Financial Group, Inc.(a)	187,421	2,800,070
American Equity Investment Life Holding Co.	333,894	11,228,855
AMERISAFE, Inc.	78,526	4,168,945
Assured Guaranty Ltd.	295,874	14,488,950
eHealth, Inc.(a)	95,571	2,110,208
Employers Holdings, Inc.	114,731	4,429,764
Genworth Financial, Inc., Class A(a)	2,057,571	7,859,921
HCI Group, Inc.	26,741	2,952,206
Horace Mann Educators Corp.	168,240	6,236,657
James River Group Holdings Ltd.	151,163	3,996,750
Mr. Cooper Group, Inc.(a)	349,355	13,719,171

4	Columbia Small Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Palomar Holdings, Inc.(a)	97,757	7,144,081
ProAssurance Corp.	218,910	5,034,930
Safety Insurance Group, Inc.	57,718	4,459,870
Selectquote, Inc.(a)	503,565	4,532,085
SiriusPoint Ltd.(a)	355,019	2,733,646
Stewart Information Services Corp.	109,021	7,764,476
Trupanion, Inc.(a)	138,688	17,103,004
United Fire Group, Inc.	87,596	1,832,508
Universal Insurance Holdings, Inc.	114,123	1,719,834
Total		126,315,931
Mortgage Real Estate Investment Trusts (REITS) 1.3%
Apollo Commercial Real Estate Finance, Inc.	533,265	7,215,075
ARMOUR Residential REIT, Inc.	336,986	3,299,093
Ellington Financial, Inc.	193,094	3,199,568
Franklin BSP Realty Trust, Inc.(a)	129,171	1,981,483
Granite Point Mortgage Trust, Inc.	222,182	2,739,504
Invesco Mortgage Capital, Inc.	1,174,725	3,524,175
KKR Real Estate Finance Trust, Inc.	163,741	3,377,977
New York Mortgage Trust, Inc.	1,538,549	5,738,788
PennyMac Mortgage Investment Trust	396,894	6,894,049
Ready Capital Corp.	231,087	3,549,496
Redwood Trust, Inc.	458,465	5,877,521
Two Harbors Investment Corp.	1,394,527	8,199,819
Total		55,596,548
Thrifts & Mortgage Finance 2.2%
Axos Financial, Inc.(a)	216,494	12,255,725
Capitol Federal Financial, Inc.	523,591	5,947,994
Flagstar Bancorp, Inc.	214,368	9,976,687
HomeStreet, Inc.	84,329	4,163,323
Meta Financial Group, Inc.	129,443	7,736,808
NMI Holdings, Inc., Class A(a)	347,546	6,811,902
Northfield Bancorp, Inc.	181,303	3,054,955
Northwest Bancshares, Inc.	514,561	6,833,370
Provident Financial Services, Inc.	315,668	7,430,825
TrustCo Bank Corp.	78,124	2,551,530
Walker & Dunlop, Inc.	118,722	16,702,998
WSFS Financial Corp.	192,766	9,584,325
Total		93,050,442
Total Financials		785,186,245
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.8%
Biotechnology 2.2%
Anika Therapeutics, Inc.(a)	58,489	2,288,675
Avid Bioservices, Inc.(a)	247,767	7,571,759
Coherus Biosciences, Inc.(a)	257,420	4,780,289
Cytokinetics, Inc.(a)	338,665	13,323,081
Eagle Pharmaceuticals, Inc.(a)	46,738	2,228,468
Emergent BioSolutions, Inc.(a)	193,942	8,556,721
Enanta Pharmaceuticals, Inc.(a)	72,959	6,440,821
Ligand Pharmaceuticals, Inc.(a)	67,629	10,950,488
Myriad Genetics, Inc.(a)	316,532	8,185,517
Organogenesis Holdings, Inc.(a)	255,505	2,570,380
REGENXBIO, Inc.(a)	152,026	4,864,832
Spectrum Pharmaceuticals, Inc.(a)	665,489	1,051,473
uniQure NV(a)	145,733	4,058,664
Vanda Pharmaceuticals, Inc.(a)	225,625	3,655,125
Vericel Corp.(a)	189,100	7,036,411
Xencor, Inc.(a)	236,518	8,566,682
Total		96,129,386
Health Care Equipment & Supplies 2.8%
Angiodynamics, Inc.(a)	155,900	4,014,425
Avanos Medical, Inc.(a)	195,150	5,887,676
BioLife Solutions, Inc.(a)	117,930	4,500,209
Cardiovascular Systems, Inc.(a)	162,866	3,257,320
CONMED Corp.	118,263	15,546,854
CryoLife, Inc.(a)	159,395	2,740,000
Cutera, Inc.(a)	66,211	2,308,115
Glaukos Corp.(a)	188,816	8,124,752
Heska Corp.(a)	43,168	6,948,321
Inogen, Inc.(a)	82,524	2,521,108
Integer Holdings Corp.(a)	133,823	10,671,046
Lantheus Holdings, Inc.(a)	274,150	7,341,737
LeMaitre Vascular, Inc.	77,835	3,641,900
Meridian Bioscience, Inc.(a)	175,811	3,500,397
Merit Medical Systems, Inc.(a)	205,373	12,909,747
Mesa Laboratories, Inc.	21,099	6,515,160
Natus Medical, Inc.(a)	138,409	3,128,043
OraSure Technologies, Inc.(a)	292,014	2,724,491
Orthofix Medical, Inc.(a)	79,868	2,444,759

Columbia Small Cap Index Fund | Third Quarter Report 2021	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SurModics, Inc.(a)	56,254	2,471,238
Tactile Systems Technology, Inc.(a)	80,221	1,564,310
Varex Imaging Corp.(a)	159,776	4,561,605
Zynex, Inc.(a)	80,347	1,028,442
Total		118,351,655
Health Care Providers & Services 3.7%
Addus HomeCare Corp.(a)	64,547	5,629,790
AMN Healthcare Services, Inc.(a)	191,663	21,851,499
Apollo Medical Holdings, Inc.(a)	152,603	14,294,323
Community Health Systems, Inc.(a)	503,471	6,056,756
Corvel Corp.(a)	38,287	7,197,956
Covetrus, Inc.(a)	418,552	7,525,565
Cross Country Healthcare, Inc.(a)	143,327	3,749,434
Ensign Group, Inc. (The)	212,418	16,213,866
Fulgent Genetics, Inc.(a)	77,815	7,277,259
Hanger, Inc.(a)	149,052	2,514,507
Joint Corp. (The)(a)	58,298	4,659,176
Magellan Health, Inc.(a)	94,390	8,947,228
Mednax, Inc.(a)	349,995	8,595,877
ModivCare, Inc.(a)	49,936	6,842,730
Owens & Minor, Inc.	306,016	12,240,640
Pennant Group, Inc. (The)(a)	109,264	2,221,337
RadNet, Inc.(a)	178,858	4,822,012
Select Medical Holdings Corp.	431,133	11,575,921
Tivity Health, Inc.(a)	179,166	4,267,734
U.S. Physical Therapy, Inc.	52,341	4,500,279
Total		160,983,889
Health Care Technology 1.3%
Allscripts Healthcare Solutions, Inc.(a)	506,949	8,430,562
Computer Programs & Systems, Inc.(a)	59,401	1,750,547
HealthStream, Inc.(a)	102,367	2,376,962
NextGen Healthcare, Inc.(a)	229,135	3,551,592
Omnicell, Inc.(a)	176,297	31,204,569
OptimizeRx Corp.(a)	71,449	4,644,185
Simulations Plus, Inc.	63,682	2,991,144
Tabula Rasa HealthCare, Inc.(a)	93,356	1,061,458
Total		56,011,019
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.4%
NeoGenomics, Inc.(a)	498,048	17,063,125
Pharmaceuticals 1.4%
Amphastar Pharmaceuticals, Inc.(a)	149,981	2,933,628
ANI Pharmaceuticals, Inc.(a)	39,301	1,616,843
Cara Therapeutics, Inc.(a)	170,627	2,248,864
Collegium Pharmaceutical, Inc.(a)	144,220	2,535,388
Corcept Therapeutics, Inc.(a)	423,100	8,885,100
Endo International PLC(a)	946,898	5,302,629
Harmony Biosciences Holdings, Inc.(a)	89,991	3,067,793
Innoviva, Inc.(a)	253,637	4,240,811
Pacira Pharmaceuticals, Inc.(a)	180,276	9,486,123
Phibro Animal Health Corp., Class A	82,475	1,615,685
Prestige Consumer Healthcare, Inc.(a)	203,005	11,358,130
Supernus Pharmaceuticals, Inc.(a)	215,520	6,459,134
Total		59,750,128
Total Health Care		508,289,202
Industrials 16.7%
Aerospace & Defense 1.0%
AAR Corp.(a)	134,961	4,407,826
Aerojet Rocketdyne Holdings, Inc.	302,034	12,697,509
Aerovironment, Inc.(a)	93,447	7,546,780
Kaman Corp.	112,886	4,176,782
Moog, Inc., Class A	118,721	8,211,932
National Presto Industries, Inc.	20,549	1,680,497
Park Aerospace Corp.	78,529	1,013,024
Triumph Group, Inc.(a)	261,968	4,390,584
Total		44,124,934
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	109,464	9,590,141
Forward Air Corp.	109,897	10,852,329
HUB Group, Inc., Class A(a)	136,698	10,617,334
Total		31,059,804
Airlines 0.5%
Allegiant Travel Co.(a)	61,271	10,613,363
Hawaiian Holdings, Inc.(a)	207,661	3,796,043
Skywest, Inc.(a)	204,303	8,002,548
Total		22,411,954

6	Columbia Small Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.1%
AAON, Inc.	167,883	13,094,874
American Woodmark Corp.(a)	68,132	4,199,656
Apogee Enterprises, Inc.	103,518	4,275,293
Gibraltar Industries, Inc.(a)	132,347	8,986,361
Griffon Corp.	193,064	5,079,514
Insteel Industries, Inc.	78,501	3,309,602
Patrick Industries, Inc.	91,192	7,274,386
PGT, Inc.(a)	241,639	4,963,265
Quanex Building Products Corp.	136,240	2,911,449
Resideo Technologies, Inc.(a)	584,696	15,254,719
UFP Industries, Inc.	250,820	20,888,290
Total		90,237,409
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	272,232	12,250,440
Brady Corp., Class A	196,776	9,887,994
CoreCivic, Inc.(a)	487,784	5,253,434
Deluxe Corp.	172,530	5,838,415
Harsco Corp.(a)	321,134	4,682,134
Healthcare Services Group, Inc.	302,756	5,298,230
HNI Corp.	177,924	7,029,777
Interface, Inc.	239,482	3,415,013
Matthews International Corp., Class A	128,198	4,444,625
Pitney Bowes, Inc.	670,574	4,580,021
Unifirst Corp.	61,814	11,846,653
US Ecology, Inc.(a)	127,789	4,353,771
Viad Corp.(a)	83,104	3,516,130
Total		82,396,637
Construction & Engineering 0.9%
Arcosa, Inc.	196,278	10,043,545
Comfort Systems U.S.A., Inc.	147,225	13,967,236
Granite Construction, Inc.	185,815	7,224,487
MYR Group, Inc.(a)	68,400	7,572,564
Total		38,807,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.7%
AZZ, Inc.	101,673	5,275,812
Encore Wire Corp.	83,737	11,761,699
Powell Industries, Inc.	36,509	891,550
Vicor Corp.(a)	86,510	12,410,724
Total		30,339,785
Machinery 5.5%
Alamo Group, Inc.	40,148	5,709,848
Albany International Corp., Class A	131,309	10,626,837
Astec Industries, Inc.	92,289	5,784,674
Barnes Group, Inc.	188,686	8,198,407
Chart Industries, Inc.(a)	144,427	25,209,733
CIRCOR International, Inc.(a)	82,131	2,213,430
Enerpac Tool Group Corp.	244,137	5,153,732
EnPro Industries, Inc.	83,546	8,521,692
ESCO Technologies, Inc.	105,684	8,638,610
Federal Signal Corp.	247,905	10,518,609
Franklin Electric Co., Inc.	158,166	13,926,516
Greenbrier Companies, Inc. (The)	131,296	5,250,527
Hillenbrand, Inc.	296,186	13,209,896
John Bean Technologies Corp.	128,823	20,324,405
Lindsay Corp.	44,230	6,436,350
Meritor, Inc.(a)	284,447	7,193,665
Mueller Industries, Inc.	231,773	12,824,000
Proto Labs, Inc.(a)	112,577	5,642,359
SPX Corp.(a)	183,771	10,686,284
SPX FLOW, Inc.	168,820	14,098,158
Standex International Corp.	49,523	5,101,364
Tennant Co.	75,707	5,955,113
Titan International, Inc.(a)	207,322	1,428,449
Wabash National Corp.	202,798	3,386,727
Watts Water Technologies, Inc., Class A	111,787	21,095,325
Total		237,134,710
Marine 0.4%
Matson, Inc.	176,241	14,368,929

Columbia Small Cap Index Fund | Third Quarter Report 2021	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.5%
Exponent, Inc.	211,112	24,594,548
Forrester Research, Inc.(a)	45,084	2,544,541
Heidrick & Struggles International, Inc.	79,195	3,418,848
Kelly Services, Inc., Class A	146,102	2,463,280
Korn/Ferry International	225,662	16,414,654
Mantech International Corp., Class A	111,560	7,580,502
Resources Connection, Inc.	125,367	2,153,805
TrueBlue, Inc.(a)	143,973	3,746,177
Total		62,916,355
Road & Rail 0.4%
ArcBest Corp.	103,644	10,683,623
Heartland Express, Inc.	190,187	3,183,730
Marten Transport Ltd.	241,994	3,891,264
Total		17,758,617
Trading Companies & Distributors 1.1%
Applied Industrial Technologies, Inc.	157,582	14,976,593
Boise Cascade Co.	159,497	10,340,190
DXP Enterprises, Inc.(a)	71,658	1,979,911
GMS, Inc.(a)	174,687	9,759,763
NOW, Inc.(a)	448,343	3,748,147
Veritiv Corp.(a)	57,490	7,246,040
Total		48,050,644
Total Industrials		719,607,610
Information Technology 13.2%
Communications Equipment 1.4%
ADTRAN, Inc.	196,930	4,013,433
CalAmp Corp.(a)	143,089	1,313,557
Comtech Telecommunications Corp.	105,716	2,684,129
Digi International, Inc.(a)	138,328	2,978,202
Extreme Networks, Inc.(a)	513,726	6,935,301
Harmonic, Inc.(a)	412,847	4,438,105
InterDigital, Inc.	124,524	8,456,425
NETGEAR, Inc.(a)	123,863	3,312,097
Netscout Systems, Inc.(a)	300,436	8,983,036
Plantronics, Inc.(a)	171,626	4,379,896
Viavi Solutions, Inc.(a)	927,185	13,731,610
Total		61,225,791
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.8%
Advanced Energy Industries, Inc.	155,612	13,645,616
Arlo Technologies, Inc.(a)	336,427	2,607,309
Badger Meter, Inc.	118,316	12,110,826
Benchmark Electronics, Inc.	144,293	3,402,429
CTS Corp.	131,499	4,581,425
ePlus, Inc.(a)	54,766	5,777,265
Fabrinet(a)	149,573	16,536,791
FARO Technologies, Inc.(a)	73,704	5,119,480
Insight Enterprises, Inc.(a)	141,349	13,939,838
Itron, Inc.(a)	183,443	11,356,956
Knowles Corp.(a)	373,025	8,102,103
Methode Electronics, Inc.	154,886	6,887,781
OSI Systems, Inc.(a)	67,809	6,165,872
PC Connection, Inc.	44,610	1,955,702
Plexus Corp.(a)	114,560	9,639,079
Rogers Corp.(a)	75,951	20,705,762
Sanmina Corp.(a)	263,976	9,645,683
Scansource, Inc.(a)	103,271	3,227,219
TTM Technologies, Inc.(a)	437,130	6,023,651
Total		161,430,787
IT Services 1.5%
CSG Systems International, Inc.	132,781	6,998,886
EVERTEC, Inc.	242,240	10,171,658
ExlService Holdings, Inc.(a)	134,532	17,471,671
Perficient, Inc.(a)	133,543	18,299,397
TTEC Holdings, Inc.	74,309	6,270,937
Unisys Corp.(a)	272,171	4,942,625
Total		64,155,174
Semiconductors & Semiconductor Equipment 4.1%
Axcelis Technologies, Inc.(a)	136,155	8,417,102
Ceva, Inc.(a)	93,047	4,103,373
Cohu, Inc.(a)	197,072	6,497,464
Diodes, Inc.(a)	182,336	19,391,433
DSP Group, Inc.(a)	92,240	2,028,357
Formfactor, Inc.(a)	314,991	13,204,423
Ichor Holdings Ltd.(a)	115,002	5,507,446
Kulicke & Soffa Industries, Inc.	251,299	14,489,900

8	Columbia Small Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MaxLinear, Inc., Class A(a)	285,296	19,208,980
Onto Innovation, Inc.(a)	199,793	18,812,509
PDF Solutions, Inc.(a)	120,781	3,614,975
Photronics, Inc.(a)	251,340	3,320,201
Power Integrations, Inc.	244,494	24,456,735
Rambus, Inc.(a)	441,603	11,879,121
SMART Global Holdings, Inc.(a)	93,465	5,329,374
Ultra Clean Holdings, Inc.(a)	181,269	9,935,354
Veeco Instruments, Inc.(a)	204,177	5,427,025
Total		175,623,772
Software 2.1%
8x8, Inc.(a)	454,320	9,790,596
Agilysys, Inc.(a)	78,739	3,429,083
Alarm.com Holdings, Inc.(a)	186,179	14,855,222
Bottomline Technologies de, Inc.(a)	159,497	7,151,846
Consensus Cloud Solutions, Inc.(a)	65,160	4,081,622
Ebix, Inc.	96,621	2,952,738
LivePerson, Inc.(a)	263,110	10,171,833
OneSpan, Inc.(a)	140,236	2,396,633
Progress Software Corp.	177,437	8,596,823
SPS Commerce, Inc.(a)	145,307	20,486,834
Xperi Holding Corp.	424,863	7,613,545
Total		91,526,775
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.(a)	507,862	11,569,097
Diebold, Inc.(a)	295,502	2,396,521
Total		13,965,618
Total Information Technology		567,927,917
Materials 4.8%
Chemicals 3.0%
AdvanSix, Inc.	114,029	5,164,373
American Vanguard Corp.	108,939	1,558,917
Balchem Corp.	131,272	20,740,976
Ferro Corp.(a)	335,384	7,083,310
FutureFuel Corp.	104,707	789,491
GCP Applied Technologies(a)	217,536	5,077,290
Hawkins, Inc.	76,558	2,540,194
HB Fuller Co.	213,042	15,586,153
Common Stocks (continued)
Issuer	Shares	Value ($)
Innospec, Inc.	99,929	8,114,235
Koppers Holdings, Inc.(a)	86,535	2,613,357
Kraton Performance Polymers, Inc.(a)	130,368	6,004,750
Livent Corp.(a)	655,091	19,842,706
Quaker Chemical Corp.	54,375	12,389,344
Rayonier Advanced Materials, Inc.(a)	258,469	1,416,410
Stepan Co.	86,550	9,755,051
Tredegar Corp.	103,946	1,143,406
Trinseo PLC	157,457	7,436,694
Total		127,256,657
Containers & Packaging 0.2%
Myers Industries, Inc.	146,694	2,857,599
O-I Glass, Inc.(a)	637,824	7,060,712
Total		9,918,311
Metals & Mining 1.2%
Allegheny Technologies, Inc.(a)	516,013	7,348,025
Arconic Corp.(a)	443,550	11,851,656
Carpenter Technology Corp.	194,781	5,352,582
Century Aluminum Co.(a)	204,677	2,707,877
Haynes International, Inc.	51,457	2,061,882
Kaiser Aluminum Corp.	64,316	5,738,917
Materion Corp.	82,881	7,016,705
Olympic Steel, Inc.	37,733	767,867
SunCoke Energy, Inc.	336,731	2,050,692
TimkenSteel Corp.(a)	166,660	2,386,571
Warrior Met Coal, Inc.	208,480	4,480,235
Total		51,763,009
Paper & Forest Products 0.4%
Clearwater Paper Corp.(a)	67,670	2,723,717
Glatfelter Corp.	180,559	2,973,807
Mercer International, Inc.	163,358	1,747,931
Neenah, Inc.	68,383	3,179,126
Schweitzer-Mauduit International, Inc.	127,570	3,661,259
Sylvamo Corp.(a)	144,084	4,362,863
Total		18,648,703
Total Materials		207,586,680

Columbia Small Cap Index Fund | Third Quarter Report 2021	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.5%
Equity Real Estate Investment Trusts (REITS) 7.0%
Acadia Realty Trust	358,621	7,240,558
Agree Realty Corp.	279,495	18,882,682
Alexander & Baldwin, Inc.	294,074	6,478,450
American Assets Trust, Inc.	213,349	7,339,206
Armada Hoffler Properties, Inc.	247,333	3,450,295
Brandywine Realty Trust	693,040	8,905,564
CareTrust REIT, Inc.	393,500	7,952,635
Centerspace	56,956	5,820,334
Chatham Lodging Trust(a)	197,721	2,354,857
Community Healthcare Trust, Inc.	94,170	4,052,135
DiamondRock Hospitality Co.(a)	854,114	7,439,333
Diversified Healthcare Trust	966,667	2,697,001
Easterly Government Properties, Inc.	340,417	7,138,545
Essential Properties Realty Trust, Inc.	479,556	12,962,399
Four Corners Property Trust, Inc.	309,017	8,349,639
Franklin Street Properties Corp.	391,961	2,257,695
GEO Group, Inc. (The)	496,986	4,174,682
Getty Realty Corp.	157,806	4,817,817
Global Net Lease, Inc.	406,708	5,775,254
Hersha Hospitality Trust(a)	133,589	1,179,591
Independence Realty Trust, Inc.	426,258	10,443,321
Industrial Logistics Properties Trust	264,864	5,869,386
Innovative Industrial Properties, Inc.	97,034	24,921,242
iStar, Inc.	290,724	7,076,222
Lexington Realty Trust	1,126,022	16,946,631
LTC Properties, Inc.	159,671	5,071,151
Mack-Cali Realty Corp.(a)	324,551	5,423,247
NexPoint Residential Trust, Inc.	91,790	6,845,698
Office Properties Income Trust	196,006	4,651,222
Orion Office REIT, Inc.(a)	223,419	3,970,156
Retail Opportunity Investments Corp.	492,423	8,646,948
RPT Realty	329,176	4,187,119
Safehold, Inc.	54,065	3,867,810
Saul Centers, Inc.	52,637	2,591,320
Service Properties Trust	668,538	5,689,258
SITE Centers Corp.	727,445	10,955,322
Summit Hotel Properties, Inc.(a)	431,664	3,863,393
Common Stocks (continued)
Issuer	Shares	Value ($)
Tanger Factory Outlet Centers, Inc.	421,570	8,351,302
Uniti Group, Inc.	946,521	12,560,334
Universal Health Realty Income Trust	51,981	2,893,782
Urstadt Biddle Properties, Inc., Class A	122,067	2,304,625
Washington Real Estate Investment Trust	343,106	8,646,271
Whitestone REIT	176,530	1,634,668
Xenia Hotels & Resorts, Inc.(a)	463,145	7,257,482
Total		303,936,582
Real Estate Management & Development 0.5%
Marcus & Millichap, Inc.(a)	101,116	4,332,821
RE/MAX Holdings, Inc., Class A	76,607	2,105,926
Realogy Holdings Corp.(a)	472,776	7,181,468
St. Joe Co. (The)	133,719	6,419,849
Total		20,040,064
Total Real Estate		323,976,646
Utilities 1.7%
Gas Utilities 0.6%
Chesapeake Utilities Corp.	71,283	9,078,603
Northwest Natural Holding Co.	124,386	5,363,524
South Jersey Industries, Inc.	455,999	10,715,977
Total		25,158,104
Multi-Utilities 0.3%
Avista Corp.	282,520	10,879,845
Unitil Corp.	64,263	2,663,059
Total		13,542,904
Water Utilities 0.8%
American States Water Co.	149,768	14,105,150
California Water Service Group	208,987	13,168,271
Middlesex Water Co.	70,930	7,308,627
Total		34,582,048
Total Utilities		73,283,056
Total Common Stocks (Cost $2,478,317,964)		4,209,384,582

10	Columbia Small Cap Index Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2021 (Unaudited)
Exchange-Traded Equity Funds 1.1%
	Shares	Value ($)
U.S. Small Cap 1.1%
iShares Core S&P Small-Cap ETF	447,875	49,405,091
Total Exchange-Traded Equity Funds (Cost $30,910,919)		49,405,091

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 0.078%(c),(d)	41,538,100	41,533,946
Total Money Market Funds (Cost $41,533,938)		41,533,946
Total Investments in Securities (Cost: $2,550,762,821)		4,300,323,619
Other Assets & Liabilities, Net		13,703,758
Net Assets		4,314,027,377
At November 30, 2021, securities and/or cash totaling $4,720,474 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	435	12/2021	USD	47,791,275	—	(2,664,014)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	56,765,602	432,418,813	(447,650,469)	—	41,533,946	—	21,216	41,538,100
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund | Third Quarter Report 2021	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT228_02_M01_(01/22)